SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands					1 Months Ended	3 Months Ended		12 Months Ended
	May 11, 2026 USD ($) item agreement $ / shares shares	Jan. 06, 2026 USD ($) security	Jan. 05, 2026 USD ($) security	Dec. 31, 2025 USD ($) security	Feb. 28, 2026 agreement $ / shares	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)
SUBSEQUENT EVENTS
Proceeds from issuance of notes payable						$ 280	$ 900	$ 582
Unsecured promissory note
SUBSEQUENT EVENTS
Number of accredited investors		1	1	1				1
Principal amount		$ 140,000	$ 94,875	$ 94,300				$ 94,300
Proceeds from issuance of notes payable		$ 126,000	$ 80,000	$ 82,000				$ 82,000
Interest rate percentage		12.00%	10.00%	12.00%				12.00%
Term		12 months
Unsecured promissory note | Subsequent events
SUBSEQUENT EVENTS
Number of accredited investors		1	1
Principal amount	$ 151,800	$ 140,000	$ 94,875
Proceeds from issuance of notes payable	$ 125,000	$ 126,000	$ 80,000
Interest rate percentage	12.00%	12.00%	10.00%
Term	12 months	12 months
Private Placement
SUBSEQUENT EVENTS
Securities issuance, number of securities purchase agreement | agreement					2
Purchase price per share | $ / shares					$ 0.6
Private Placement | Subsequent events
SUBSEQUENT EVENTS
Securities issuance, number of securities purchase agreement					2
Purchase price per share | $ / shares					$ 0.6
Securities purchase agreement | Private Placement | Subsequent events
SUBSEQUENT EVENTS
Securities issuance, number of securities purchase agreement | agreement	2
Number of accredited investors | item	2
Aggregate shares sold | shares	210,526
Purchase price per share | $ / shares	$ 0.95
Warrants to purchase shares of common stock | shares	252,630
Warrant exercisable, percentage of purchased units	120.00%
Class of warrant exercise price | $ / shares	$ 1.45
Warrants term	5 years
Aggregate gross proceeds	$ 200,000